Pay vs Performance Disclosure - USD ($)	12 Months Ended					44 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company’s executive compensation aligns with the Company’s performance, refer to “Compensation Discussion and Analysis.” The Compensation and Human Capital Committee did not consider the Compensation Actually Paid measure below in making its compensation decisions for any of the years shown below.

							Value of Initial Fixed $100 Investment Based on(4):
Year	Summary Compensation Table Total for Richard E. Allison, Jr.(1) ($)	Summary Compensation Table Total for Russell J. Weiner(1) ($)	Compensation Actually Paid to Richard E. Allison, Jr.(1)(2)(3) ($)	Compensation Actually Paid to Russell J. Weiner(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ Millions)	Incentive Adjusted EBITDA ($ Millions)(5)
2025		10,696,081		8,945,334	3,486,455	3,013,220	118.24	137.50	601.7	1,089.0
2024		8,944,625		10,718,331	2,783,204	3,349,278	117.50	138.71	584.2	1,014.5
2023		10,135,862		14,374,311	4,181,603	5,957,664	111.25	128.76	519.1	935.8
2022	1,577,173	6,636,731	(5,565,349)	(27,849)	3,222,641	2,114,168	92.19	111.26	452.3	894.7
2021	7,138,002	—	18,863,088	—	2,669,548	4,929,996	148.40	122.05	510.5	893.1

(1)
Richard E. Allison, Jr. was our principal executive officer (“PEO”) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the Non-PEO named executive officers (“NEOs”) for each year presented are listed below.

2021	2022	2023	2024	2025
Russell J. Weiner	Sandeep Reddy	Sandeep Reddy	Sandeep Reddy	Sandeep Reddy
Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan
Kevin S. Morris	Kelly E. Garcia	Kelly E. Garcia	Kelly E. Garcia	Cynthia A. Headen
Stuart A. Levy	Arthur P. D'Elia	Arthur P. D'Elia	Cynthia A. Headen	Kelly E. Garcia
Arthur P. D'Elia

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote (3) below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the Non-PEO NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2025	10,696,081	(7,615,905)	5,865,158	8,945,334
2024	8,944,625	(5,772,288)	7,545,994	10,718,331
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,486,455	(1,940,789)	1,467,554	3,013,220
2024	2,783,204	(1,367,579)	1,933,653	3,349,278
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2025	7,039,398	(1,249,262)	75,022	—	5,865,158
2024	5,261,943	1,676,729	607,322	—	7,545,994
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,777,550	(355,394)	45,398	—	1,467,554
2024	1,243,061	441,853	248,739	—	1,933,653
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515

(4)
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants Sub-Index (“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 10-K. The comparison assumes $100 was invested for the period starting January 3, 2021, through the end of the listed year in the Company’s common stock and in the Index, respectively. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The TSRs included herein have been slightly modified from the prior year disclosure to reflect the market close on December 31, 2020 (the beginning of the measurement period). Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Incentive Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2025. Incentive Adjusted EBITDA is calculated as Segment Income as defined by the Company under Accounting Standards Codification 280, Segment Reporting, less corporate administrative costs that have not been allocated to a reportable segment including labor, computer expenses, professional fees, travel and entertainment, rent, insurance and other corporate administrative costs, subject to certain additional adjustments as detailed under “Compensation Discussion and Analysis—Components of Total Direct Compensation—Annual Performance Incentives” above. This performance measure may not have been the most important financial performance measure for fiscal year 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Incentive Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Richard E. Allison, Jr. was our principal executive officer (“PEO”) from July 2018 to April 30, 2022. Russell J. Weiner became our PEO on May 1, 2022. The individuals comprising the Non-PEO named executive officers (“NEOs”) for each year presented are listed below.

2021	2022	2023	2024	2025
Russell J. Weiner	Sandeep Reddy	Sandeep Reddy	Sandeep Reddy	Sandeep Reddy
Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan	Joseph H. Jordan
Kevin S. Morris	Kelly E. Garcia	Kelly E. Garcia	Kelly E. Garcia	Cynthia A. Headen
Stuart A. Levy	Arthur P. D'Elia	Arthur P. D'Elia	Cynthia A. Headen	Kelly E. Garcia
Arthur P. D'Elia

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Restaurants Sub-Index (“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 10-K. The comparison assumes $100 was invested for the period starting January 3, 2021, through the end of the listed year in the Company’s common stock and in the Index, respectively. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The TSRs included herein have been slightly modified from the prior year disclosure to reflect the market close on December 31, 2020 (the beginning of the measurement period). Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the Non-PEO NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2025	10,696,081	(7,615,905)	5,865,158	8,945,334
2024	8,944,625	(5,772,288)	7,545,994	10,718,331
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,486,455	(1,940,789)	1,467,554	3,013,220
2024	2,783,204	(1,367,579)	1,933,653	3,349,278
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2025	7,039,398	(1,249,262)	75,022	—	5,865,158
2024	5,261,943	1,676,729	607,322	—	7,545,994
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,777,550	(355,394)	45,398	—	1,467,554
2024	1,243,061	441,853	248,739	—	1,933,653
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515

Non-PEO NEO Average Total Compensation Amount	$ 3,486,455	$ 2,783,204	$ 4,181,603	$ 3,222,641	$ 2,669,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,013,220	3,349,278	5,957,664	2,114,168	4,929,996
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. To calculate Compensation Actually Paid, the totals included in the Exclusion of Stock Awards and Option Awards column were subtracted and the totals in the Inclusion of Equity Values column were added to the Summary Compensation Table Total for the PEOs and the Non-PEO NEOs.

Year	Summary Compensation Table Total for Richard E. Allison, Jr. ($)	Exclusion of Stock Awards and Option Awards for Richard E. Allison, Jr. ($)	Inclusion of Equity Values for Richard E. Allison, Jr, ($)	Compensation Actually Paid to Richard E. Allison, Jr. ($)
2022	1,577,173	(196,857)	(6,945,665)	(5,565,349)
2021	7,138,002	(3,460,131)	15,185,216	18,863,088

Year	Summary Compensation Table Total for Russell J. Weiner ($)	Exclusion of Stock Awards and Option Awards for Russell J. Weiner ($)	Inclusion of Equity Values for Russell J. Weiner ($)	Compensation Actually Paid to Russell J. Weiner ($)
2025	10,696,081	(7,615,905)	5,865,158	8,945,334
2024	8,944,625	(5,772,288)	7,545,994	10,718,331
2023	10,135,862	(7,070,798)	11,309,247	14,374,311
2022	6,636,731	(4,553,658)	(2,110,922)	(27,849)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,486,455	(1,940,789)	1,467,554	3,013,220
2024	2,783,204	(1,367,579)	1,933,653	3,349,278
2023	4,181,603	(2,715,339)	4,491,400	5,957,664
2022	3,222,641	(1,904,195)	795,722	2,114,168
2021	2,669,548	(1,136,067)	3,396,515	4,929,996

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Richard E. Allison, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Richard E. Allison, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Richard E. Allison, Jr. ($)	Total - Inclusion of Equity Values for Richard E. Allison, Jr. ($)
2022	—	(692,267)	(6,253,398)	—	(6,945,665)
2021	5,462,058	7,624,249	2,098,909	—	15,185,216

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Russell J. Weiner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Russell J. Weiner ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Russell J. Weiner ($)	Total - Inclusion of Equity Values for Russell J. Weiner ($)
2025	7,039,398	(1,249,262)	75,022	—	5,865,158
2024	5,261,943	1,676,729	607,322	—	7,545,994
2023	10,957,111	627,305	(275,169)	—	11,309,247
2022	3,584,162	(2,645,641)	(3,049,443)	—	(2,110,922)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,777,550	(355,394)	45,398	—	1,467,554
2024	1,243,061	441,853	248,739	—	1,933,653
2023	4,285,464	277,603	(71,667)	—	4,491,400
2022	1,559,241	(573,013)	(190,506)	—	795,722
2021	1,380,101	1,658,217	590,885	(232,688)	3,396,515

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years and also compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P Composite 1500 Restaurant Sub-Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Incentive Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Incentive Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The Company’s cumulative TSR over the five-year period presented in the table was approximately 18.2%, while the cumulative TSR of the peer group presented for this purpose, the S&P Composite 1500 Restaurants Sub-Index, was approximately 37.5% over this same period. The Company’s cumulative TSR underperformed the S&P Composite 1500 Restaurants Sub-Index during the period presented in the table, representing the Company’s underperformance as compared to the companies comprising the S&P Composite 1500 Restaurants Sub-Index comparison group in certain years in the period, but still grew positively in 2025 and corresponded with a significant return to growth and a return to the Company’s historical strong operating performance. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List, Table

The following list presents the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers in fiscal 2025 to the Company’s performance. The measures in this list are not ranked.

•
Incentive Adjusted EBITDA
•
Global retail sales, excluding foreign currency impact
•
Relative total shareholder return (the Company’s TSR as compared to the S&P Composite 1500 Restaurants Sub-Index comparison group established by the Compensation and Human Capital Committee)

Total Shareholder Return Amount	$ 118.24	117.5	111.25	92.19	148.4
Peer Group Total Shareholder Return Amount	137.5	138.71	128.76	111.26	122.05
Net Income (Loss)	$ 601,700,000	$ 584,200,000	$ 519,100,000	$ 452,300,000	$ 510,500,000
Company Selected Measure Amount	1,089,000,000	1,014,500,000	935,800,000	894,700,000	893,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Incentive Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Global retail sales, excluding foreign currency impact
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return (the Company’s TSR as compared to the S&P Composite 1500 Restaurants Sub-Index comparison group established by the Compensation and Human Capital Committee)
Richard E. Allison, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,577,173	$ 7,138,002
PEO Actually Paid Compensation Amount				(5,565,349)	18,863,088
PEO Name							Richard E. Allison, Jr.
Russell J. Weiner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,696,081	$ 8,944,625	$ 10,135,862	6,636,731
PEO Actually Paid Compensation Amount	8,945,334	10,718,331	14,374,311	(27,849)
PEO Name						Russell J. Weiner
PEO | Richard E. Allison, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,945,665)	15,185,216
PEO | Richard E. Allison, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	5,462,058
PEO | Richard E. Allison, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(692,267)	7,624,249
PEO | Richard E. Allison, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,253,398)	2,098,909
PEO | Richard E. Allison, Jr. [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(196,857)	(3,460,131)
PEO | Russell J. Weiner [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,865,158	7,545,994	11,309,247	(2,110,922)
PEO | Russell J. Weiner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,039,398	5,261,943	10,957,111	3,584,162
PEO | Russell J. Weiner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,249,262	1,676,729	627,305	(2,645,641)
PEO | Russell J. Weiner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,022	607,322	(275,169)	(3,049,443)
PEO | Russell J. Weiner [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,615,905)	(5,772,288)	(7,070,798)	(4,553,658)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,467,554	1,933,653	4,491,400	795,722	3,396,515
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,777,550	1,243,061	4,285,464	1,559,241	1,380,101
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,394	441,853	277,603	(573,013)	1,658,217
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,398	248,739	(71,667)	(190,506)	590,885
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(232,688)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,940,789)	$ (1,367,579)	$ (2,715,339)	$ (1,904,195)	$ (1,136,067)